Financial Instruments - classification - Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments
Assets	£ 738,056	£ 798,656	£ 815,408
Cash and balances at central banks
Financial Instruments
Financial Assets	98,337	74,250
Loans and advances to banks - reverse repos
Financial Instruments
Financial Assets	13,997	12,860
Loans and advances to banks - other
Financial Instruments
Financial Assets	16,254	17,278
Items in course of collection from other banks	1,017	781
Loans and advances to customers - reverse repos
Financial Instruments
Financial Assets	26,735	28,927
Loans and advances to customers - other
Financial Instruments
Financial Assets	323,184	323,023
Debt securities
Financial Instruments
Financial Assets	78,933	72,522
Equity shares
Financial Instruments
Financial Assets	450	703
Settlement balances
Financial Instruments
Financial Assets	2,517	5,526
Derivatives
Financial Instruments
Financial Assets	160,843	246,981
Other assets
Financial Instruments
Assets	16,806	16,586
Other assets
Financial Instruments
Assets	16,806	16,586
Other assets | Other assets
Financial Instruments
Assets	16,806	16,586
Held-for-trading | Financial Assets and Liabilities, Category
Financial Instruments
Financial Assets	243,867	328,852
Held-for-trading | Financial Assets and Liabilities, Category | Loans and advances to banks - reverse repos
Financial Instruments
Financial Assets	11,845	11,120
Held-for-trading | Financial Assets and Liabilities, Category | Loans and advances to banks - other
Financial Instruments
Financial Assets	6,889	6,780
Held-for-trading | Financial Assets and Liabilities, Category | Loans and advances to customers - reverse repos
Financial Instruments
Financial Assets	24,427	26,586
Held-for-trading | Financial Assets and Liabilities, Category | Loans and advances to customers - other
Financial Instruments
Financial Assets	15,320	17,504
Held-for-trading | Financial Assets and Liabilities, Category | Debt securities
Financial Instruments
Financial Assets	27,481	24,504
Held-for-trading | Financial Assets and Liabilities, Category | Equity shares
Financial Instruments
Financial Assets	29	166
Held-for-trading | Financial Assets and Liabilities, Category | Derivatives
Financial Instruments
Financial Assets	157,876	242,192
Designated as at fair value through profit or loss | Financial Assets and Liabilities, Category
Financial Instruments
Financial Assets	190	281
Designated as at fair value through profit or loss | Financial Assets and Liabilities, Category | Loans and advances to customers - other
Financial Instruments
Financial Assets	56	82
Designated as at fair value through profit or loss | Financial Assets and Liabilities, Category | Debt securities
Financial Instruments
Financial Assets		27
Designated as at fair value through profit or loss | Financial Assets and Liabilities, Category | Equity shares
Financial Instruments
Financial Assets	134	172
Hedging derivatives | Financial Assets and Liabilities, Category
Financial Instruments
Financial Assets	2,967	4,789
Hedging derivatives | Financial Assets and Liabilities, Category | Derivatives
Financial Instruments
Financial Assets	2,967	4,789
Available-for-sale | Financial Assets and Liabilities, Category
Financial Instruments
Financial Assets	43,968	39,619
Available-for-sale | Financial Assets and Liabilities, Category | Debt securities
Financial Instruments
Financial Assets	43,681	39,254
Available-for-sale | Financial Assets and Liabilities, Category | Equity shares
Financial Instruments
Financial Assets	287	365
Loans and receivables | Financial Assets and Liabilities, Category
Financial Instruments
Financial Assets	426,130	403,760
Loans and receivables | Financial Assets and Liabilities, Category | Cash and balances at central banks
Financial Instruments
Financial Assets	98,337	74,250
Loans and receivables | Financial Assets and Liabilities, Category | Loans and advances to banks - reverse repos
Financial Instruments
Financial Assets	2,152	1,740
Loans and receivables | Financial Assets and Liabilities, Category | Loans and advances to banks - other
Financial Instruments
Financial Assets	9,365	10,498
Loans and receivables | Financial Assets and Liabilities, Category | Loans and advances to customers - reverse repos
Financial Instruments
Financial Assets	2,308	2,341
Loans and receivables | Financial Assets and Liabilities, Category | Loans and advances to customers - other
Financial Instruments
Financial Assets	307,808	305,437
Loans and receivables | Financial Assets and Liabilities, Category | Debt securities
Financial Instruments
Financial Assets	3,643	3,968
Loans and receivables | Financial Assets and Liabilities, Category | Settlement balances
Financial Instruments
Financial Assets	2,517	5,526
Held-to-maturity | Financial Assets and Liabilities, Category
Financial Instruments
Financial Assets	4,128	4,769
Held-to-maturity | Financial Assets and Liabilities, Category | Debt securities
Financial Instruments
Financial Assets	£ 4,128	£ 4,769